As filed with the Securities and Exchange Commission on 5/30/18

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6872

Date of fiscal year end:  December 31, 2018

Date of reporting period:  March 31, 2018

Item 1. Schedules of Investments.

Kellner Merger Fund
Schedule of Investments
at March 31, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS - 84.5%
	Ambulatory Health Care Services - 1.4%
39,700	Almost Family, Inc. (a)	$2,223,200

	Broadcasting (except Internet) - 2.1%
78,900	Tribune Media Co. - Class A	3,196,239

	Chemical Manufacturing - 4.7%
38,000	Akorn, Inc. (a)	710,980
56,600	Monsanto Co.	6,604,654
		7,315,634
	Computer and Electronic Product Manufacturing - 27.6%
92,900	Cavium, Inc. (a)	7,374,402
49,287	Dell Technologies, Inc. - Class V (a)	3,608,301
97,100	Microsemi Corp. (a)	6,284,312
158,900	NXP Semiconductors NV (a)(b)(c)	18,591,300
44,900	Orbital ATK, Inc.	5,954,189
62,800	Sparton Corp. (a)	1,093,348
		42,905,852
	Construction of Buildings - 0.3%
35,700	Aecon Group, Inc. (b)	509,082

	Credit Intermediation and Related Activities - 6.0%
143,200	Blackhawk Network Holdings, Inc. (a)	6,401,040
71,088	MainSource Financial Group, Inc.	2,889,727
		9,290,767
	Data Processing, Hosting, and Related Services - 11.0%
79,700	CSRA, Inc.	3,286,031
164,700	DST Systems, Inc.	13,777,155
		17,063,186
	Educational Services - 0.1%
2,200	Capella Education Co.	192,170

	Heavy and Civil Engineering Construction - 0.6%
65,300	Chicago Bridge & Iron Co. N.V. (b)	940,320

	Insurance Carriers and Related Activities - 9.8%
22,500	Aetna, Inc.	3,802,500
102,700	AmTrust Financial Services, Inc.	1,264,237
99,300	Validus Holdings Ltd. (b)	6,697,785
62,800	XL Group Ltd. (b)	3,470,328
		15,234,850
	Merchant Wholesalers, Durable Goods - 1.6%
82,000	General Cable Corp.	2,427,200

	Motion Picture and Sound Recording Industries - 9.4%
155,400	Time Warner, Inc. (c)	14,697,732

	Oil and Gas Extraction - 2.2%
73,600	RSP Permian, Inc. (a)	3,450,368

	Paper Manufacturing - 1.1%
48,300	KapStone Paper and Packaging Corp.	1,657,173

	Performing Arts, Spectator Sports, and Related Industries - 1.8%
90,800	Pinnacle Entertainment, Inc. (a)	2,737,620

	Professional, Scientific, and Technical Services - 2.3%
28,400	Callidus Software, Inc. (a)	1,020,980
58,500	MuleSoft, Inc. - Class A (a)	2,572,830
		3,593,810
	Publishing Industries (except Internet) - 0.7%
52,000	CommerceHub, Inc. - Series C (a)	1,169,480

	Support Activities for Mining - 0.6%
75,500	Archrock Partners LP	922,610

	Telecommunications - 0.1%
14,463	CenturyLink, Inc.	237,627

	Transit and Ground Passenger Transportation - 0.3%
58,100	Student Transportation, Inc. (b)	435,169

	Utilities - 0.5%
53,200	Dynegy, Inc. (a)	719,264

	Wood Product Manufacturing - 0.3%
21,700	Ply Gem Holdings, Inc. (a)	468,720
	TOTAL COMMON STOCKS (Cost $130,427,988)	131,388,073

	REITS - 1.8%
451,900	Pure Industrial Real Estate Trust (a)(b)	2,820,100
	TOTAL REITS (Cost $2,924,382)	2,820,100

	MONEY MARKET FUNDS - 15.9%
24,750,723	Fidelity Investments Money Market Government Portfolio - Class I, 1.49% (d)	24,750,723
	TOTAL MONEY MARKET FUNDS (Cost $24,750,723)	24,750,723

	Total Investments in Securities (Cost $158,103,093) - 102.2%	158,958,896
	Liabilities in Excess of Other Assets - (2.2)%	(3,361,141)
	NET ASSETS - 100.0%	$155,597,755

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or a portion of the security has been segregated for open short positions.
(d)	Rate shown is the 7-day annualized yield as of March 31, 2018.
REIT	Real Estate Investment Trust

Kellner Merger Fund
Schedule of Securities Sold Short
at March 31, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS - 18.8%
	Accommodation - 0.6%
38,136	Penn National Gaming, Inc. (a)	$1,001,451

	Ambulatory Health Care Services - 1.4%
36,326	LHC Group, Inc. (a)	2,236,229

	Broadcasting (except Internet) - 0.8%
18,147	Sinclair Broadcast Group, Inc. - Class A	568,001
34,686	Vistra Energy Corp. (a)	722,509
		1,290,510
	Computer and Electronic Product Manufacturing - 2.7%
202,123	Marvell Technology Group Ltd. (b)	4,244,583

	Credit Intermediation and Related Activities - 1.9%
98,635	First Financial Bancorp.	2,894,937

	Educational Services - 0.1%
1,925	Strayer Education, Inc.	194,521

	Health and Personal Care Stores - 0.8%
18,852	CVS Health Corp.	1,172,783

	Oil and Gas Extraction - 2.3%
23,552	Concho Resources, Inc. (a)	3,540,572

	Professional, Scientific, and Technical Services - 3.7%
161,435	McDermott International, Inc. (a)(b)	983,139
4,160	salesforce.com, Inc. (a)	483,808
34,687	VMware, Inc. - Class A (a)	4,206,493
		5,673,440
	Support Activities for Mining - 0.6%
105,700	Archrock, Inc.	924,875

	Telecommunications - 3.9%
169,552	AT&T, Inc.	6,044,529
	TOTAL COMMON STOCKS (Proceeds $28,581,583)	29,218,430
	Total Securities Sold Short (Proceeds $28,581,583)	$29,218,430

(a)	Non-income producing security.
(b)	Foreign issued security.

Note 1 – Securities Valuation

The Kellner Merger Fund’s (the “Fund”) investments in securities are carried at their fair value.  The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities, including common stocks and real estate investment trusts (“REITs”), that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

The Fund may invest without limitation in securities of foreign companies.  Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.  Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Debt securities, such as corporate bonds, asset-backed securities, municipal bonds, and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.

Options are valued using the composite pricing via the National Best Bid and Offer quotes. Composite pricing looks at the last trade on the exchange where the option is traded. If there are no trades for an option on a given business day, as of closing, the Fund will value the option at the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Options that are valued based on quoted prices from the exchange are categorized in level 1 of the fair value hierarchy. Options that are valued at the mean of the highest bid price and lowest asked price are categorized in level 2.

Total return swap contracts are valued based on the valuation furnished by the independent pricing service and are generally classified in level 2.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Arts, Entertainment, and Recreation	$2,737,620	$-	$-	$2,737,620
Construction	940,320	509,082	-	1,449,402
Educational Services	192,170	-	-	192,170
Finance and Insurance	18,124,577	-	-	18,124,577
Health Care and Social Assistance	2,223,200	-	-	2,223,200
Information	42,765,304	-	-	42,765,304
Manufacturing	52,347,379	-	-	52,347,379
Mining, Quarrying, and Oil and Gas Extraction	4,372,978	-	-	4,372,978
Professional, Scientific, and Technical Services	3,593,810	-	-	3,593,810
Transportation and Warehousing	435,169	-	-	435,169
Utilities	719,264	-	-	719,264
Wholesale Trade	2,427,200	-	-	2,427,200
Total Common Stocks	130,878,991	509,082	-	131,388,073
REITS	2,820,100	-	-	2,820,100
Money Market Funds	24,750,723	-	-	24,750,723
Total Investments in Securities	$158,449,814	$509,082	$-	$158,958,896
Liabilities:
Securities Sold Short	$29,218,430	$-	$-	$29,218,430

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at March 31, 2018, the end of the reporting period. The Fund recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Fund during the period ended March 31, 2018.

Note 2 – Derivative Transactions

The Fund has adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund may utilize options for hedging purposes as well as direct investment. Some options strategies, including buying puts, tend to hedge the Fund’s investments against price fluctuations. Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure. Options contracts may be combined with each other in order to adjust the risk and return characteristics of the Fund’s overall strategy in a manner deemed appropriate to the Advisor and consistent with the Fund’s investment objective and policies.

When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current fair value of the written option. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.

With options, there is minimal counterparty credit risk to the Fund since the options are covered or secured, which means that the Fund will own the underlying security or, to the extent it does not hold the security, will maintain a segregated account with the Fund’s custodian consisting of cash or high-grade securities equal to the market value of the option, marked to market daily.  In lieu of maintaining cash or high-grade securities in a segregated account, the Fund may earmark cash or high-grade securities on the Fund’s records or hold offsetting positions.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option contract. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchase put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

The Fund may enter into total return swap agreements.  A total return swap entered into by the Fund is a derivative contract that transfers the market risk of underlying assets.  The notional amount of each total return swap agreement is the agreed upon amount or value of the index used for calculating the returns that the parties to a swap agreement have agreed to exchange.  The total return swaps are marked-to- market daily and any change is recorded in unrealized gains/(loss) on the statement of operations.  A gain or loss will be realized when the total return swap contracts are liquidated and will be presented as net realized gain or loss on swap contracts on the statement of operations.

The Fund may invest in total return swaps to obtain exposure to the underlying referenced instrument, obtain leverage or attain the returns from ownership without actually owning the underlying position.  Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap.  Total return swap contracts are marked-to-market daily based on the value of the underlying reference entity and the change, if any, is recorded as an unrealized gain or loss.  Total return swaps normally do not involve the delivery of securities or other underlying assets.  If the counterparty to a total return swaps defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.  Total return swaps are derivatives and their value can be volatile.  To the extent that an advisor does not accurately analyze and predict future market trends, the values of assets or economic factors, the Fund may suffer a loss, which may exceed the related amounts shown in the statement of assets and liabilities.  Periodic payments received or paid by the Fund are recorded as realized gains or losses.  Total return swap contracts outstanding at period end are listed after the Fund’s schedule of investments.

The NXP Semiconductors NV written options held by the Fund at December 31, 2017 was exercised on January 19, 2018. The Calgon Carbon Corp. written options held by the Fund at December 31, 2017 expired on January 20, 2018. The Fund had no other derivative activity during the period ended March 31, 2018.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
  Douglas G. Hess, President/Chief Executive
  Officer/Principal Executive Officer

Date       5/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Douglas G. Hess
Douglas G. Hess, President/Chief Executive
Officer/Principal Executive Officer

Date      5/29/2018

By (Signature and Title)*    /s/ Cheryl L. King
  Cheryl L. King, Treasurer/Principal Financial Officer

Date     5/29/2018

* Print the name and title of each signing officer under his or her signature.